Interest and Other Income (Expense) - Schedule of Interest and Other Income (Expense) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Interest and Other Income (Expense) [Abstract]
Interest income	$ 23,797	$ 65,996	$ 63,838
Other income (expense)	2,386	(42,682)	2,694
Interest and other income	$ 26,183	$ 23,314	$ 66,532